Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables (Detail) - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	$ 10,131,324
Financial assets ending balance	13,170,873	$ 10,131,324
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(117)	(114)	$ (135)
Provision for impairment loss	(3)	(3)
Reversal of impairment loss			21
Financial assets ending balance	(120)	(117)	(114)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(1,620)	(1,351)	(2,141)
Provision for impairment loss	(290)	(269)
Reversal of impairment loss			790
Financial assets ending balance	(1,910)	(1,620)	(1,351)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(10)	(18)	(13)
Provision for impairment loss	(6)		(5)
Reversal of impairment loss		8
Financial assets ending balance	$ (16)	$ (10)	$ (18)